500 Index Trust Investment Strategy - 500 Index Trust	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	Under normal market conditions, the fund seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To pursue this goal, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 500 Index and (b) securities (which may or may not be included in the S&P 500 Index) that the subadvisor believes as a group will behave in a manner similar to the S&P 500 Index. (The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.) The subadvisor may determine that the fund’s investments in certain instruments, such as index futures, total return swaps and exchanged-traded funds (“ETFs”) have similar economic characteristics as securities that are in the S&P 500 Index. As of February 28, 2026, the market capitalizations of companies included in the S&P 500 Index ranged from $5 billion to $4.3 trillion. An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indexes may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. In contrast to actively managed funds, which seek to outperform their respective benchmark indexes through research and analysis, index funds are passively managed funds that seek to mirror the performance of their target indexes, minimizing performance differences over time. The fund attempts to match the performance of the S&P 500 Index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadvisor believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time, and the subadvisor will reflect those changes in the composition of the fund’s portfolio as soon as practicable. Use of Hedging and Other Strategic Transactions. The fund may invest in futures contracts, swaps, and depositary receipts. The fund may invest in derivatives (investments whose value is based on securities, indexes or currencies). The fund may become “non-diversified” as defined in the Investment Company Act of 1940, as amended (the 1940 Act), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P 500 Index.